Short-Term Borrowings (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-Term Borrowings [Abstract]
Interest expenses of short-term borrowings	$ 651,287	$ 625,176	$ 744,761
Weighted average interest rates of short-term loans	4.73%	5.52%	4.67%